PREPAID EXPENSES AND OTHER ASSETS	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER ASSETS
PREPAID EXPENSES AND OTHER ASSETS

3.    PREPAID EXPENSES AND OTHER ASSETS

	December 31,	December 31,
	2021	2022
	RMB	RMB
Deposits (i)	213,852	162,885
Funds receivable for disposal of financing receivables	65	62,444
Funds receivable from external payment network providers (ii)	82,976	46,141
Interest receivable	697	9,537
Prepaid expenses	35,618	4,976
Guarantee receivable	6,015	3,021
Others	12,792	32,407
Total	352,015	321,411
(i)	As of December 31, 2022, the balance of deposit mainly includes the business cooperation deposit of RMB150 million.

(ii)	The Group opened accounts with external online payment service providers to collect and transfer loan funds and interest to investors or borrowers, repay and collect the default loan principal and interest. The Group also uses such accounts to collect the transaction fees and service fees. The balance of funds receivable from external payment network providers mainly includes accumulated amounts of transaction fees, service fees received at the balance sheet date, which was collected subsequently.